CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2024
Cash, Cash Equivalents, and Short-term Investments [Abstract]
CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES
NOTE 4:-          CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES

	December 31,
	2024	2023
Cash and cash equivalents:
Cash	$54.5	$79.8
Money market funds	158.1	175.4
Short term deposits	293.6	282.5
Total Cash and cash equivalents	506.2	537.7

Short-term bank deposits:	134.0	52.5
Marketable securities:
Debt securities issued by the U.S. Treasury and other U.S. government agencies	518.4	661.2
Debt securities issued by other governments	55.4	60.3
Corporate debt securities	1,569.8	1,648.0
Total Marketable securities	2,143.6	2,369.5
Total Cash and cash equivalents, short-term bank deposits and marketable securities	$2,783.8	$2,959.7

The following table classifies the Company’s marketable securities by contractual maturities:

	December 31, 2024
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair Value
Contractual maturity year:
Within one year	$736.3	$0.3	$(4.9)	$731.7
After one year through five years	1,424.5	2.8	(15.4)	1,411.9

Total	$2,160.8	$3.1	$(20.3)	$2,143.6

	December 31, 2023
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair Value
Contractual maturity year:
Within one year	$956.6	$-	$(16.8)	$939.8
After one year through five years	1,465.4	3.0	(38.7)	1,429.7

Total	$2,422.0	$3.0	$(55.5)	$2,369.5

From the total of $20.3 and $55.5 unrealized losses as of December 31, 2024 and 2023, $9.7 and $41.9 were in continuous unrealized loss for more than 12 months, respectively. The unrealized losses are mainly driven by the higher interest rate environment and the interest rate hikes by global central banks during 2022-2023, which was due mainly to elevated inflation rates, therefore negatively impacted the fair value of securities in the Company’s portfolio.

As of December 31, 2024 and 2023, interest receivable amounted to $17.7  and $15.5, respectively, and is included within prepaid expenses and other assets in the balance sheets.